Investments in Associates and Joint Arrangements	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Investments in Associates and Joint Arrangements
14.	INVESTMENTS IN ASSOCIATES AND JOINT ARRANGEMENTS

14.1	Associates entities

a)	Macro Warrants SA
The Bank holds an investment in the associate Macro Warrants SA. The existence of significant influence is evidenced by the representation the Bank has in the Board of Directors of the associate. In order to measure this investment, the Bank used accounting information of Macro Warrants SA as of September 30, 2020. Additionally, the Bank has considered, when applicable, the material transactions or events occurring between October 1, 2020, and December 31, 2020.
The following table presents the summarized financial information on the Bank’s investment in the associate:

Summarized statement of financial position	12/31/2020	12/31/2019
Total assets	58,950	42,826
Total liabilities	12,145	10,714

Shareholders’ equity	46,805	32,112
Proportional Bank’s interest	5%	5%

Investment carrying amount	2,340	1,606

As of December 31, 2020, 2019 and 2018, the investment carrying amount in the net income for the fiscal years amounted to 745, 889 and 346, respectively.

b)	Play Digital SA
As explain in note 1, the Bank holds an investment in the associate Play Digital SA. The existence of significant influence is evidenced by the representation the Bank has in the Board of Directors of the associate.
The following table presents the summarized financial information on the Bank’s interest in the associate:

Summarized statement of financial position	12/31/2020
Total assets	659,866
Total liabilities	87,619

Shareholders’ equity	572,247
Proportional Bank’s interest	9.9545%

Investment carrying amount	56,964

As of December 31, 2020, the investment carrying amount in the net income for the fiscal years amounted to 80,264 (loss).

14.2.	Joint ventures
The Bank participates in the following joint ventures, implemented through
Uniones Transitorias de Empresas
(UTE, for its acronym in Spanish):

a)
Banco Macro SA – Wordline Argentina SA Unión transitoria: on April 7, 1998, the Bank executed an agreement with Siemens Itron Services SA to organize an UTE controlled on a joint basis through a 50% interest, the purpose of which is to facilitate a data processing center for the tax administration, to modernize the systems and tax collection processes of the Province of Salta and manage and recover municipal taxes and fees.

The following table presents the summarized financial information on the Bank’s investment in the UTE:

Summarized statement of financial position	12/31/2020	12/31/2019
Total assets	387,526	518,096
Total liabilities	98,397	126,028

Shareholders’ equity	289,129	392,068
Proportional Bank’s interest	50%	50%

Investment carrying amount	144,565	196,034

As of December 31, 2020, 2019 and 2018, the investment carrying amount in the net income for the fiscal years amounted to 74,202, 152,984 and 146,908, respectively.

b)
Banco Macro SA – Gestiva SA Unión transitoria: on May 4, 2010 and August 15, 2012, the Bank executed with Gestiva SA the UTE agreement to form “Banco Macro SA – Gestiva SA – Unión Transitoria de Empresas”, under joint control, the purpose of which is to render the integral processing and management services of the tax system of the Province of Misiones, the management thereof and tax collection services. The Bank holds a 5% interest in this UTE.

On June 27, 2018, the Bank, the UTE and the tax authorities of the Misiones provincial government entered into an agreement of “termination by mutual agreement” of the adaptation agreement, without implying or modifying the Bank’s rights and obligations as a financial agent of the province for the services provision established in the agreement. As of December 31, 2020 and 2019, according to the above-mentioned, the remaining investment amounted to 36 and 1,576, respectively.